Related Party Transactions - Summary of Transactions and outstanding balances of related parties (Parentheticals) (Details) - shares	1 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
DBLP Sea Cow [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, issued for services	0	27,246,461